Note 30 - Related Party Transactions (Details Textual)			1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Aug. 07, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2021 AUD ($) shares	Aug. 31, 2020 AUD ($) shares	Feb. 29, 2020	Jun. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares
Statement Line Items [Line Items]
Interest paid		$ 26,708
Dividends paid		$ 11,447
Convertible securities, conversion price (in dollars per share) | $ / shares	$ 10.20			$ 10.20	$ 10.20	$ 10.20
Number of Instruments, Convertible Loan Notes Outstanding (in shares) | shares						2,473,367
Total borrowings	$ 23,091,000			$ 23,091,000	$ 23,091,000	$ 25,954,000				$ 21,686,000	$ 19,267,000
Number of convertible preference shares outstanding (in shares) | shares						2,473,367
Number of shares outstanding at end of period (in shares) | shares	18,506,064			18,506,064	18,506,064	13,557,376	18,506,064			13,557,376	13,557,376
Issued capital	$ 222,000			$ 222,000	$ 222,000	$ 163,000				$ 163,000	$ 163,000
Aevitas Preference Shares [member]
Statement Line Items [Line Items]
Dividends paid				$ 121,905
Number of shares outstanding at end of period (in shares) | shares	426,528			426,528	426,528		426,528	426,528
Issued capital	$ 3,208,922			$ 3,208,922	$ 3,208,922			$ 4,265,280
Arowana International Limited [member]
Statement Line Items [Line Items]
Chief financial officer, fees					1,028,096
Interest paid					737,220
Dividends paid					315,951
Dividends and interest paid					$ 2,397,488
Convertible securities, conversion price (in dollars per share) | $ / shares	$ 10.20			$ 10.20	$ 10.20
Arowana International Limited [member] | Directors fees for Michael Hui [member]
Statement Line Items [Line Items]
Non-executive directors fees					$ 48,000
Amounts payable, related party transactions	$ 0			$ 0	0
Amounts receivable, related party transactions	1,000			1,000	1,000
Arowana International Limited [member] | Cost incurred by Arowana on behalf of VivoPower [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 4,345			$ 4,345	4,345	202,024				$ 1,268,670	$ 1,268,670
Arowana International Limited [member] | Executive fees for Kevin Chin [member]
Statement Line Items [Line Items]
Executive fees					443,816
Annual training allowance costs					51,976
Arowana International Limited [member] | Chairman fees for Kevin Chin [member]
Statement Line Items [Line Items]
Chairman fees					$ 92,119
Michael Hui [member] | RSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement					3,500
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets					$ 2,625
Michael Hui [member] | PSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement					27,095
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets					$ 20,321
Michael Hui [member] | One-off RSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement					7,788
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets					$ 50,000
Notes payable to Arowana Australasian Special Situations 1B Pty Ltd [member]
Statement Line Items [Line Items]
Number of Instruments, Convertible Loan Notes Outstanding (in shares) | shares	666,667			666,667	666,667		666,667
Total borrowings	$ 4,617,727			$ 4,617,727	$ 4,617,727
Arowana Australasian Special Situations 1B Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 1,192,352			$ 1,192,352	$ 1,192,352
Number of convertible preference shares outstanding (in shares) | shares	388,889			388,889	388,889		388,889
Notes payable to Arowana Australasian Special Situations 1C Pty Ltd [member]
Statement Line Items [Line Items]
Number of Instruments, Convertible Loan Notes Outstanding (in shares) | shares	666,667			666,667	666,667		666,667
Total borrowings	$ 4,617,727			$ 4,617,727	$ 4,617,727
Arowana Australasian Special Situations 1C Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 1,192,352			$ 1,192,352	$ 1,192,352
Number of convertible preference shares outstanding (in shares) | shares	388,889			388,889	388,889		388,889
Arowana Australasian Special Situations Fund 1 Pty Limited [member]
Statement Line Items [Line Items]
Total borrowings	$ 2,555,038			$ 2,555,038	$ 2,555,038
Number of convertible preference shares outstanding (in shares) | shares	833,333			833,333	833,333		833,333
Panaga Group Trust [member]
Statement Line Items [Line Items]
Interest paid					$ 294
Dividends paid					$ 126
Convertible loan notes converted to preference shares (in shares) | shares					4,697
Convertible preference shares converted to preference shares. (in shares) | shares					4,697
Panaga Group Trust [member] | Aevitas Preference Shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares) | shares	4,697			4,697	4,697		4,697
Issued capital							$ 46,970
Director, Kevin Chin [member] | Executive fees for Kevin Chin [member] | RSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement					17,740
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets					$ 13,080
Director, Kevin Chin [member] | Executive fees for Kevin Chin [member] | PSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement					135,012
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets					$ 101,259
Director, Kevin Chin [member] | Chairman fees for Kevin Chin [member] | One-off RSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement					7,788
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets					$ 50,000
Current related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Notional amount						$ 23,400,000
Borrowings, interest rate	8.00%		8.00%	8.00%	8.00%	10.00%	8.00%		10.00%
Borrowings, line fee, percentage	0.80%		0.80%	0.80%	0.80%	2.00%	0.80%		2.00%
Borrowings, Term (Month)	60 months		60 months			9 months
Borrowings, Periodic Payment	$ 350,000		$ 350,000
Repayments of borrowings			$ 2,200,000
Borrowings, refinancing fee	$ 340,000			$ 340,000	$ 340,000
Notes payable to Arowana Australasian Special Situations 1A Pty Ltd [member]
Statement Line Items [Line Items]
Number of Instruments, Convertible Loan Notes Outstanding (in shares) | shares	666,666			666,666	666,666		666,666
Total borrowings	$ 4,617,719			$ 4,617,719	$ 4,617,719
Arowana Australasian Special Situations 1A Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 1,192,352			$ 1,192,352	$ 1,192,352
Number of convertible preference shares outstanding (in shares) | shares	388,889			388,889	388,889		388,889